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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


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1.  Name and address of issuer:
                                PACIFIC CAPITAL FUNDS
                                3435 STELZER ROAD
                                COLUMBUS, OHIO 43219
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2.  Name of each series or class of funds for which this notice is filed:


                             SEE EXHIBIT A (1 Page)
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3.  Investment Company Act File Number:  811-7464


    Securities Act File Number:  33-57684


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4.  Last day of fiscal year for which this notice is filed:


                                JULY 31, 1997
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                [     ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1). If applicable:


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                    NONE

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                    NONE

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                                    Shares       16,472,634
                                                     Price     $195,721,300

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


                                                    Shares       16,472,634
                                                     Price     $195,721,300
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                     Shares          580,349
                                                      Price       $6,480,464
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                  $195,721,300
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                            $  6,480,464
                                                                 --------------


  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $202,201,764
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                 $          0
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2        $          0
                                                                 --------------
   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or registration:    $      /3300
                                                                 --------------

  (vii) Fee due:                                                $       0.00
                                                                 --------------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                                                   [       ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature and Title)*   /s/ Alaina V. Metz
                             -----------------------------------

                             Alaina V. Metz, Vice President
                             -----------------------------------

Date 9/29/97
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* Please print the name and title of signing officer below the signature.

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EXHIBIT A

PACIFIC CAPITAL FUNDS

GROWTH STOCK FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS
U.S. TREASURY SECURITIES FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS
SHORT INTERMEDIATE U.S. TREASURY FUNDS
        RETAIL CLASS
        INSTITUTIONAL CLASS
TAX FREE SECURITIES FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS
SHORT INTERMEDIATE TAX FREE SECURITIES FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS
DIVERSIFIED FIXED INCOME FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS
GROWTH AND INCOME FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS
NEW ASIA GROWTH FUND
        RETAIL CLASS
        INSTITUTIONAL CLASS